INVESTMENT IN NONCONSOLIDATED AFFILIATE (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands													3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 12, 2025 USD ($)	Dec. 20, 2024	Dec. 05, 2024 shares	Nov. 15, 2024 USD ($) shares	Nov. 15, 2024 CAD ($) shares	Apr. 02, 2024 USD ($)	Sep. 07, 2023 CAD ($) $ / shares shares	Jun. 21, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023 shares	Mar. 31, 2023 USD ($)	Feb. 13, 2023 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 shares	[1]	Mar. 31, 2024 shares	[1]	Jun. 30, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	May 12, 2025	Nov. 15, 2024 CAD ($) $ / shares	Mar. 31, 2023 CAD ($) $ / shares
Percentage of outstanding capital stock before closing										19.99%
Percentage of outstanding capital stock after closing										16.66%
Accrued Interest, rate													16.80%					16.80%				18.00%
Conversion price after 12 months | $ / shares																				$ 0.22
Debt principal and accrued interest																				$ 400	$ 400
Unrealized loss on investment																			$ 714	$ 1,299
Impairment loss													$ 782					$ 602
Settlement Agreement [Member]
Debt principal and accrued interest				$ 258
Plantify Foods [Member]
Debt face amount																								$ 1,500
Debt investment rate																				25.40%
Common Stock [Member]
Number of shares issued | shares								32,143	2,143			3,572		1,142,480		28,333				6,666,667	110,554
Common Stock [Member] | Plantify Foods Inc [Member]
Stock issued | shares										1,500.22
Plantify Foods Inc [Member]
Percentage of outstanding capital stock before closing										19.99%	19.99%
Stock issued | shares							275,022
Percentage of outstanding capital stock after closing							23.00%			16.66%
Debt face amount											$ 1,124
Accrued Interest, rate											8.00%													8.00%
Conversion price for first 12 months | $ / shares																								$ 0.05
Conversion price after 12 months | $ / shares																								$ 0.10
Purchase price per share | $ / shares							$ 0.01
Value of shares issued							$ 405
Increase in percentage of ownership							7.00%
Shares owned | shares							425,044
Credit facility, borrowing capacity						$ 250
Interest rate						8.00%
Decrease in percentage	25.00%	27.00%
Plantify Foods Inc [Member] | Subsequent Event [Member]
Decrease in percentage	25.00%
Treasury stock transaction	$ 3
Plantify Foods Inc [Member] | Settlement Agreement [Member]
Debt face amount				1,437																			$ 2,053
Purchase price per share | $ / shares																							$ 0.848
Debt principal and accrued interest				$ 1,179	$ 1,691
Maturity date				Dec. 05, 2024	Dec. 05, 2024
Decrease in percentage			65.00%	65.00%	65.00%
Plantify Foods Inc [Member] | Common Stock [Member]
Stock issued | shares										166,340
Plantify Foods Inc [Member] | Common Stock [Member] | Settlement Agreement [Member]
Number of shares issued | shares			2,420,848	2,420,848	2,420,848

[1]	Less than $1 thousand.